Note Other Real Estate Owned (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		$ 191,916	$ 265,766	$ 303,508
Other Real Estate Owned Write Downs		(15,071)	(46,164)	(42,366)
Additions		130,100	138,391	158,851
Other Real Estate Owned Sales		(90,926)	(164,586)	(147,907)
Other adjustments		(3,446)	(1,491)	(6,320)
Transfer to non-covered status	[1]		0
Other Real Estate Owned Ending Balance		212,573	191,916	265,766
Non-covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		122,760	96,517	86,852
Other Real Estate Owned Write Downs		(9,889)	(8,567)	(3,628)
Additions		105,140	86,040	65,300
Other Real Estate Owned Sales		(56,826)	(53,782)	(49,618)
Other adjustments		(1,141)	(540)	(2,389)
Transfer to non-covered status	[1]		3,092
Other Real Estate Owned Ending Balance		160,044	122,760	96,517
Non-covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		32,471	38,983	48,649
Other Real Estate Owned Write Downs		(2,909)	(13,356)	(7,112)
Additions		7,372	17,671	16,200
Other Real Estate Owned Sales		(15,894)	(25,065)	(20,042)
Other adjustments		(639)	(266)	1,288
Transfer to non-covered status	[1]		14,504
Other Real Estate Owned Ending Balance		20,401	32,471	38,983
Covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		36,685	44,872	47,792
Other Real Estate Owned Write Downs		(2,273)	(3,891)	(4,969)
Additions		17,588	25,019	21,769
Other Real Estate Owned Sales		(18,206)	(25,990)	(19,028)
Other adjustments		(1,666)	(233)	(692)
Transfer to non-covered status	[1]		(3,092)
Other Real Estate Owned Ending Balance		32,128	36,685	44,872
Covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance		$ 0	85,394	120,215
Other Real Estate Owned Write Downs			(20,350)	(26,657)
Additions			9,661	55,582
Other Real Estate Owned Sales			(59,749)	(59,219)
Other adjustments			(452)	(4,527)
Transfer to non-covered status	[1]		(14,504)
Other Real Estate Owned Ending Balance			$ 0	$ 85,394

[1]
Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.